CONSOLIDATED STATEMENTS OF INCOME ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2023 INR (₨) ₨ / shares	Mar. 31, 2023 USD ($) $ / shares	Mar. 31, 2022 INR (₨) ₨ / shares	Mar. 31, 2021 INR (₨) ₨ / shares
Interest and dividend revenue:
Loans	₨ 1,351,818.0	$ 16,447.5	₨ 1,057,925.6	₨ 1,017,047.8
Trading securities	2,964.6	36.1	1,647.5	3,373.8
Available for sale debt securities	304,566.7	3,705.6	240,943.0	226,690.9
Other	30,177.4	367.2	32,620.9	28,855.1
Total interest and dividend revenue	1,689,526.7	20,556.4	1,333,137.0	1,275,967.6
Interest expense:
Deposits	615,108.9	7,484.0	489,010.1	501,260.2
Short-term borrowings	58,142.8	707.4	17,675.2	12,531.8
Long-term debt	101,587.8	1,236.0	77,456.3	78,361.5
Other	698.7	8.5	155.9	127.6
Total interest expense	775,538.2	9,435.9	584,297.5	592,281.1
Net interest revenue	913,988.5	11,120.5	748,839.5	683,686.5
Provision for credit losses	74,213.8	903.0	126,979.5	154,233.4
Net interest revenue after provision for credit losses	839,774.7	10,217.5	621,860.0	529,453.1
Non-interest revenue, net:
Fees and commissions	239,603.7	2,915.2	202,979.5	165,410.4
Trading securities gain/(loss), net	479.9	5.8	2,455.5	1,481.0
Realized gain/(loss) on sales of available for sale debt securities, net	(720.3)	(8.8)	16,745.8	55,925.2
Allowance on available for sale debt securities	(70.9)	(0.9)	2,915.1	(2,915.1)
Foreign exchange transactions	25,547.0	310.8	34,851.4	27,762.6
Derivatives gain/(loss), net	15,366.1	187.0	1,422.0	(3,253.0)
Other, net	11,181.0	136.0	9,204.9	8,564.6
Total non-interest revenue, net	291,386.5	3,545.1	270,574.2	252,975.7
Total revenue, net	1,131,161.2	13,762.6	892,434.2	782,428.8
Non-interest expense:
Salaries and staff benefits	199,726.8	2,430.1	165,287.7	143,755.9
Premises and equipment	45,069.9	548.4	36,236.0	35,763.2
Depreciation and amortization	23,489.7	285.8	16,816.9	13,860.2
Administrative and other	200,493.0	2,439.4	154,931.4	149,223.0
Total non-interest expense	468,779.4	5,703.7	373,272.0	342,602.3
Income before income tax expense	662,381.8	8,058.9	519,162.2	439,826.5
Income tax expense	166,117.4	2,021.1	132,559.2	113,820.1
Net income before noncontrolling interest	496,264.4	6,037.8	386,603.0	326,006.4
Less: Net income attributable to shareholders of noncontrolling interest	817.5	9.9	602.6	29.3
Net income attributable to HDFC Bank Limited	₨ 495,446.9	$ 6,027.9	₨ 386,000.4	₨ 325,977.1
Per share information:
Earnings per equity share—basic | (per share)	₨ 89.02	$ 1.08	₨ 69.76	₨ 59.27
Earnings per equity share—diluted | (per share)	88.68	1.07	69.38	59.02
Per ADS information (where 1 ADS represents 3 shares): (see note: 28)
Earnings per ADS—basic | (per share)	267.06	3.24	209.28	177.81
Earnings per ADS—diluted | (per share)	266.04	3.21	208.14	177.06
Dividends declared per equity share | (per share)	₨ 19	$ 0.23	₨ 15.5	₨ 6.5